Schedule of Property, Plant and Equipment (Details) (USD $)	9 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Fixed Assets Schedule Of Property, Plant And Equipment 1		$ 39,897
Fixed Assets Schedule Of Property, Plant And Equipment 2		(1,814)
Fixed Assets Schedule Of Property, Plant And Equipment 3		38,093
Fixed Assets Schedule Of Property, Plant And Equipment 1	327,228
Fixed Assets Schedule Of Property, Plant And Equipment 2	39,897
Fixed Assets Schedule Of Property, Plant And Equipment 3	(27,687)
Fixed Assets Schedule Of Property, Plant And Equipment 4	(1,814)
Fixed Assets Schedule Of Property, Plant And Equipment 5	299,541
Fixed Assets Schedule Of Property, Plant And Equipment 6	$ 38,083